Schedule of lease cost, weighted average remaining lease terms and discount rates of operating and finance leases (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease expenses – SG&A portion	$ 13,225	$ 21,874	$ 23,089
Depreciation expense of leased assets	26,351	50,426	17,625
Interest expense of finance lease	1,564	3,420	2,306
Operating cash flows – operating leases	12,683	22,959	23,039
Operating cash flows – finance leases	1,564	3,420	2,306
Financing cash flows – finance leases	5,562	10,216	41,328
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 31,350	$ 15,359
Weighted average remaining lease term (in years) - Operating leases	1 year 6 months 3 days	1 year 3 days	1 year
Weighted average remaining lease term (in years) - Finance leases	4 years 10 months 28 days	5 years 4 months 28 days	3 years 3 months
Average discount rate - Operating leases	8.72%	7.74%	5.77%
Average discount rate - Finance leases	4.67%	4.67%	4.63%